REGULATORY CAPITAL REQUIREMENTS (Details) (USD $)	0 Months Ended	12 Months Ended
	Jan. 01, 2015	Sep. 30, 2014 item	Sep. 30, 2014 Subsidiaries [Member]	Jan. 01, 2015 Subsidiaries [Member]	Sep. 30, 2013 Subsidiaries [Member]	Jan. 01, 2015 Subsidiaries [Member] Maximum [Member]
Tangible capital (to total assets)
Actual Amount			$ 133,356,000		$ 127,757,000
Actual Ratio (as a percent)			9.70%		10.05%
Capital Adequacy Purposes Amount			20,631,000		19,064,000
Capital Adequacy Purposes Ratio (as a percent)			1.50%		1.50%
Total risk-based capital (to risk- weighted assets)
Actual Amount			147,048,000		140,336,000
Actual Ratio (as a percent)			13.46%		14.03%
Capital Adequacy Purposes Amount			87,415,000		80,016,000
Capital Adequacy Purposes Ratio (as a percent)			8.00%	8.00%	8.00%
Well Capitalized Amount			109,269,000		100,020,000
Well Capitalized Ratio (as a percent)			10.00%		10.00%
Tier I risk-based capital (to risk- weighted assets)
Actual Amount			133,356,000		127,757,000
Actual Ratio (as a percent)			12.20%		12.77%
Well Capitalized Amount			65,561,000		60,012,000
Well Capitalized Ratio (as a percent)			6.00%		6.00%
Tier I leverage capital (to average assets)
Actual Amount			133,356,000		127,757,000
Actual Ratio (as a percent)			9.70%		10.05%
Capital Adequacy Purposes Amount			55,016,000		50,838,000
Capital Adequacy Purposes Ratio (as a percent)			4.00%	4.00%	4.00%
Well Capitalized Amount			68,770,000		63,547,000
Well Capitalized Ratio (as a percent)			5.00%		5.00%
Risk-based capital and leverage ratios
Number of consultative documents released by the Basel Committee on Banking Supervision referred by Base III		2
New common equity Tier 1 capital ratio (as a percent)				4.50%
Tier 1 capital ratio (as a percent)				6.00%
Capital Adequacy Purposes Ratio (as a percent)			8.00%	8.00%	8.00%
Capital Adequacy Purposes Ratio (as a percent)			4.00%	4.00%	4.00%
Trust preferred securities that qualify as Tier 1 regulatory capital						15,000,000,000
Capital conservation buffer (as a percent)	2.50%
Risk-weighted assets (as a percent)	0.625%
Reconciliation of the Tier I stockholders' equity and regulatory risk-based capital
Tier I stockholders' equity			137,273,000
Deduct: Intangible assets			(3,939,000)
Deduct: Disallowed servicing rights			(4,000)
Add: Unrealized losses on available-for-sale securities			26,000
Tangible capital			133,356,000		127,757,000
Add: General valuation allowances			13,692,000
Total risk-based capital			147,048,000		140,336,000
Additional disclosures
Remaining balance of the liquidation account			$ 2,100,000
Number of preceding years, the retained net income of which is considered for capital distribution		2 years